FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Parenthetical) (Details) - Weighted Average	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	58.10%	15.90%
Lease liabilities | In Pesos
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	69.00%	46.20%
Lease liabilities | In Dollars
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	12.00%	8.40%